Acquisition of business operations - Additional disclosures (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Jul. 21, 2021	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Employee benefits expense		$ 11,531	$ 10,275	$ 8,247
Alexion Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets						$ 26,955
Fair value of inventory recognised in business combination						6,769
Fair value of property, plant and equipment recognised in business combination						1,135
Contingent liabilities recognised in business combination						76
Other non-current liabilities recognised in business combination						697
Fair value of trade and other receivables recognised in business combination						2,096
Goodwill						8,287
Non-controlling interests recognised in business combination						150
Alexion's total revenues since acquisition	$ 3,071
Alexion's profit after tax since acquisition	889
Revenue of combined Group since beginning of period			41,132
Loss after tax of combined Group since beginning of period			$ (1,152)
Alexion Pharmaceuticals, Inc. | Products under development
Disclosure of detailed information about business combination [line items]
Intangible assets						2,760
Alexion Pharmaceuticals, Inc. | Launched products
Disclosure of detailed information about business combination [line items]
Intangible assets						23,695
Alexion Pharmaceuticals, Inc. | Retention/transaction bonus plan for legacy Alexion employees
Disclosure of detailed information about business combination [line items]
Potential bonus amount		$ 50
Alexion Pharmaceuticals, Inc. | Legacy Alexion employees retention bonus
Disclosure of detailed information about business combination [line items]
Bonus vesting period		6 months
Expense from share-based payment transactions with employees	24	$ 3
Expense from Alexion Performance Stock Plan awards in period since acquisition	24	3
Alexion Pharmaceuticals, Inc. | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees	257	257
Expense from Alexion Performance Stock Plan awards in period since acquisition	$ 257	257
Alexion Pharmaceuticals, Inc. | Maximum | Alexion Performance Stock Plan (PSU), awards granted 2019
Disclosure of detailed information about business combination [line items]
Maximum limit for conversion of Alexion Performance Stock Plan awards							175.00%
Alexion Pharmaceuticals, Inc. | Maximum | Alexion Performance Stock Plan (PSU), awards granted 2020
Disclosure of detailed information about business combination [line items]
Maximum limit for conversion of Alexion Performance Stock Plan awards	150.00%		150.00%
Alexion Pharmaceuticals, Inc. | Selling, general and administrative costs
Disclosure of detailed information about business combination [line items]
Total acquisition-related costs		4	$ 171
Alexion Pharmaceuticals, Inc. | Selling, general and administrative costs | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees	$ 175	156
Expense from Alexion Performance Stock Plan awards in period since acquisition	175	156
Alexion Pharmaceuticals, Inc. | Cost of sales | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees	9	9
Expense from Alexion Performance Stock Plan awards in period since acquisition	9	9
Alexion Pharmaceuticals, Inc. | Research and development expense | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees	73	92
Expense from Alexion Performance Stock Plan awards in period since acquisition	$ 73	$ 92
Alexion Pharmaceuticals, Inc. | Caelum Biosciences
Disclosure of detailed information about business combination [line items]
Non-controlling interests recognised in business combination					$ 150	150
Alexion Pharmaceuticals, Inc. | Fair value uplifts from business combinations
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities recognised in business combination						5,215
Alexion Pharmaceuticals, Inc. | Inventory
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value						5,635
Alexion Pharmaceuticals, Inc. | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value						$ 111